Intangible assets, net (Details) - Schedule of expected annual amortization expense - USD ($)	May 31, 2022	May 31, 2021
Schedule Of Expected Annual Amortization Expense Abstract
2023	$ 19,716
2024	19,716
2025	19,716
2026	16,679
Thereafter
Total	$ 75,827	$ 84,450